UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES EC FUND

FORM N-Q

JANUARY 31, 2016

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.3%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.800%	4/10/49	560,000	$557,247	(a)
Banc of America Funding Trust, 2015-R2 10A2	0.784%	6/29/37	7,812,826	4,154,861	(a)(b)
BCAP LLC Trust, 2013-RR3 4A2	0.582%	11/26/36	16,500,000	12,992,489	(a)(b)
Bear Stearns Commercial Mortgage Securities Trust, 2006-PW14 AJ	5.273%	12/11/38	6,284,299	6,204,308
Carefree Portfolio Trust, 2014-CMZA MZA	6.403%	11/15/19	1,700,000	1,678,826	(a)(b)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	3,233,512	2,649,863	(a)
CGBAM Commercial Mortgage Trust, 2014-HD E	3.426%	2/15/31	870,000	868,500	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	6,280,000	6,228,572
Commercial Mortgage Pass-Through Certificates, 2013-CR7 XA, IO	1.637%	3/10/46	17,645,087	1,192,555	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	1,380,000	1,449,596	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	720,000	742,010
Connecticut Avenue Securities, 2015-C03 2M2	5.427%	7/25/25	970,000	930,623	(a)(b)
Countrywide Alternative Loan Trust, 2007-OA8 1A1	0.602%	6/25/47	9,835,384	7,603,188	(a)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	4,420,000	3,908,673
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.007%	6/15/38	549,928	539,719	(a)
Credit Suisse Mortgage Trust, 2006-C4 AJ	5.538%	9/15/39	1,700,000	1,647,607	(a)
Credit Suisse Mortgage Trust, 2007-C3 AJ	5.889%	6/15/39	1,260,000	1,157,220	(a)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,230,000	3,884,131	(a)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.622%	6/27/46	6,283,923	5,950,073	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.403%	1/27/36	4,548,579	2,851,409	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.776%	9/15/38	913,000	892,478	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI F	4.248%	9/15/38	3,600,000	3,471,045	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,130,000	1,007,074	(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	880,795	(b)
Credit Suisse Mortgage Trust, 2015-3R 2A3	0.612%	1/29/37	13,202,277	9,103,177	(a)(b)
Credit Suisse Mortgage Trust, 2015-TOWN F	4.926%	3/15/17	2,370,000	2,290,408	(a)(b)
Credit Suisse Mortgage Trust, 2015-TOWN TF	4.568%	3/15/17	2,540,000	2,416,175	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	10.044%	4/15/36	5,204,031	2,423,425	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K503 X1, IO	0.688%	8/25/19	66,393,167	1,034,485	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.483%	11/25/19	32,310,567	1,314,966	(a)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	870,000	861,626	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.811%	5/16/55	17,670,526	1,176,263	(a)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.651%	11/15/16	3,280,000	3,275,496	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.598%	11/15/47	1,440,000	1,390,519	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,180,000	4,087,994
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	2,827,403	2,642,859	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.889%	2/12/49	3,100,000	2,847,404	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.206%	2/15/51	225,000	222,513	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.651%	10/15/19	1,200,000	$1,163,624	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-INN E	4.026%	6/15/29	1,520,000	1,494,670	(a)(b)
Lone Star Portfolio Trust	7.414%	9/15/20	6,715,644	6,599,431	(b)
Lone Star Portfolio Trust, 2015-LSP F	7.326%	9/15/28	6,260,102	6,176,422	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	6,230,000	5,556,771	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	2,610,000	2,327,957	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	870,000	830,599	(a)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,240,000	1,017,506
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	7,530,000	7,444,980
Morgan Stanley Reremic Trust, 2015-R5 2B	0.647%	10/26/46	2,670,000	1,720,582	(a)(b)
Morgan Stanley Reremic Trust, 2015-R6 1B	0.682%	7/26/45	7,360,180	3,022,580	(a)(b)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	5,890,000	5,448,902	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,115,341	2,003,601	(b)
Residential Accredit Loans Inc., 2005-QS6 A4	21.599%	5/25/35	3,087,375	4,401,873	(a)
Residential Accredit Loans Inc., 2007-QS7 1A7	0.977%	5/25/37	16,057,047	10,957,700	(a)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO	6.674%	7/25/36	21,408,780	7,704,742	(a)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	5,010,000	4,914,437	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AJ	5.413%	12/15/43	3,242,000	3,199,646	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,036,602
WF-RBS Commercial Mortgage Trust, 2012-C9 AS	3.388%	11/15/45	1,319,000	1,356,761
WF-RBS Commercial Mortgage Trust, 2014-C22 D	4.057%	9/15/57	2,640,000	1,863,755	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,314,109
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,566,542

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $193,021,561)				191,653,964

ASSET-BACKED SECURITIES - 7.1%
Ameriquest Mortgage Securities Inc., 2004-R7 M3	1.442%	8/25/34	1,942,083	1,647,540	(a)
Citigroup Mortgage Loan Trust Inc., 2007-WFH4 M1	2.077%	7/25/37	1,266,000	1,119,178	(a)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	0.666%	2/15/30	4,106,411	3,578,216	(a)
Earnest Student Loan Investment Trust	4.050%	5/25/39	936,184	925,886	(b)(c)
Greenpoint Manufactured Housing, 1999-2 A2	2.984%	3/18/29	475,000	418,803	(a)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	12,374,795	12,233,748
Greenpoint Manufactured Housing, 2001-2 IA2	3.793%	2/20/32	25,000	23,014	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.831%	3/13/32	25,000	22,704	(a)
GSAMP Trust, 2005-SEA1 M2	1.327%	1/25/35	4,725,750	3,888,616	(a)(b)
Park Place Securities Inc., Pass -Through Certificates, 2005-WHQ4 M2	0.917%	9/25/35	7,260,000	5,795,554	(a)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1	0.777%	8/25/36	8,810,000	6,510,679	(a)
Residential Asset Securities Corp., 2005-KS10 M2	0.867%	11/25/35	8,770,000	7,553,242	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $44,267,671)				43,717,180

CORPORATE BONDS & NOTES - 26.1%
CONSUMER DISCRETIONARY - 4.2%
Auto Components - 0.1%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	800,000	822,000

Automobiles - 0.5%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,800,000	2,749,250

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	540,000	$564,975	(b)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	850,000	879,750
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	1,410,000	1,378,275	(b)

Total Hotels, Restaurants & Leisure				2,823,000

Internet & Catalog Retail - 0.1%
Netflix Inc., Senior Notes	5.875%	2/15/25	495,000	512,944	(b)

Media - 3.0%
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	570,000	504,450
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	1,470,000	1,455,300
DISH DBS Corp., Senior Notes	7.875%	9/1/19	500,000	543,750
DISH DBS Corp., Senior Notes	5.125%	5/1/20	110,000	109,450
DISH DBS Corp., Senior Notes	6.750%	6/1/21	350,000	357,875
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,070,000	2,897,312
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,310,000	2,064,563
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	4,000,000	3,960,000	(b)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	300,000	294,000	(b)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	2,500,000	2,584,375	(b)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	3,000,000	3,086,250	(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	680,000	687,650	(b)

Total Media				18,544,975

TOTAL CONSUMER DISCRETIONARY				25,452,169

CONSUMER STAPLES - 1.6%
Beverages - 0.1%
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	150,000	167,250
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	420,000	431,025

Total Beverages				598,275

Food & Staples Retailing - 0.6%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	3,700,000	3,917,375	(b)

Food Products - 0.9%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	4,859,000	5,202,978	(b)

TOTAL CONSUMER STAPLES				9,718,628

ENERGY - 3.4%
Energy Equipment & Services - 0.0%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	110,000	39,600

Oil, Gas & Consumable Fuels - 3.4%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	810,000	616,369
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	1,310,000	983,781
Antero Resources Corp., Senior Notes	5.375%	11/1/21	290,000	247,225
California Resources Corp., Senior Notes	5.500%	9/15/21	290,000	59,450
California Resources Corp., Senior Notes	6.000%	11/15/24	1,700,000	327,250
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	230,000	64,975
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	900,000	243,000
Concho Resources Inc., Senior Notes	5.500%	4/1/23	1,180,000	1,076,148
Continental Resources Inc., Senior Notes	5.000%	9/15/22	120,000	84,450
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	310,000	248,775	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	300,000	282,902
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	10,000	9,547	(b)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	270,000	154,575	(b)
MPLX LP, Senior Notes	5.500%	2/15/23	290,000	241,330	(b)
MPLX LP, Senior Notes	4.875%	12/1/24	2,480,000	1,938,857	(b)
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,337,945	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	3,260,000	$464,550	(b)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	490,000	307,475
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	1,340,000	783,900
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,250,000	791,813
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	890,210
Petroleos Mexicanos, Senior Bonds	5.500%	6/27/44	330,000	250,404	(b)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,680,937	(b)
QEP Resources Inc., Senior Notes	6.875%	3/1/21	430,000	328,950
QEP Resources Inc., Senior Notes	5.250%	5/1/23	500,000	342,500
Range Resources Corp., Senior Notes	5.000%	8/15/22	770,000	604,450
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,740,000	1,415,925	(b)
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	800,000	628,000
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	27,501
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.625%	2/1/21	200,000	184,000
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,147,250
Samson Investment Co., Senior Notes	9.750%	2/15/20	890,000	1,335	*(d)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	190,000	133,950	(b)
SM Energy Co., Senior Notes	6.500%	1/1/23	440,000	256,300
SM Energy Co., Senior Notes	5.000%	1/15/24	680,000	368,900
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	420,000	274,838
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	460,000	290,950
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,490,000	1,568,700
Williams Cos. Inc., Debentures	7.500%	1/15/31	152,000	103,810

Total Oil, Gas & Consumable Fuels				20,763,227

TOTAL ENERGY				20,802,827

FINANCIALS - 3.4%
Banks - 1.0%
CIT Group Inc., Senior Notes	5.375%	5/15/20	2,000,000	2,075,000
CIT Group Inc., Senior Notes	5.000%	8/15/22	3,000,000	3,041,325
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	711,331

Total Banks				5,827,656

Consumer Finance - 0.8%
Ally Financial Inc., Senior Notes	3.500%	1/27/19	1,460,000	1,428,975
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,000,000	3,386,250
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	170,000	167,875

Total Consumer Finance				4,983,100

Diversified Financial Services - 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	2,780,000	2,710,500
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	4,530,000	4,575,300	(b)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	770,000	811,272

Total Diversified Financial Services				8,097,072

Thrifts & Mortgage Finance - 0.3%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	1,885,000	(b)

TOTAL FINANCIALS				20,792,828

HEALTH CARE - 4.3%
Health Care Providers & Services - 3.6%
Centene Escrow Corp., Senior Notes	5.625%	2/15/21	720,000	734,400	(b)
Centene Escrow Corp., Senior Notes	6.125%	2/15/24	430,000	442,900	(b)
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	2,020,000	2,035,150
DaVita HealthCare Partners Inc., Senior Notes	5.000%	5/1/25	1,240,000	1,222,950
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	1,301,600	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	$5,120,700	(b)
HCA Inc., Debentures	7.500%	11/15/95	10,000	9,650
HCA Inc., Senior Bonds	5.375%	2/1/25	470,000	475,875
HCA Inc., Senior Notes	7.500%	2/15/22	1,730,000	1,928,950
HCA Inc., Senior Notes	5.875%	2/15/26	440,000	449,900
HCA Inc., Senior Secured Notes	4.250%	10/15/19	1,630,000	1,672,787
HCA Inc., Senior Secured Notes	5.250%	4/15/25	1,670,000	1,715,925
Kindred Healthcare Inc., Senior Notes	8.750%	1/15/23	1,150,000	1,033,563
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	4,250,000	4,281,875

Total Health Care Providers & Services				22,426,225

Pharmaceuticals - 0.7%
Mallinckrodt International Finance SA, Senior Notes	5.625%	10/15/23	90,000	84,825	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	3,460,000	3,280,512	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	790,000	711,988	(b)

Total Pharmaceuticals				4,077,325

TOTAL HEALTH CARE				26,503,550

INDUSTRIALS - 1.2%
Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	71,576	80,075

Commercial Services & Supplies - 1.1%
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	670,000	633,150	(b)
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	3,000,000	2,902,500
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	130,000	120,575
West Corp., Senior Notes	5.375%	7/15/22	3,610,000	3,054,963	(b)

Total Commercial Services & Supplies				6,711,188

Road & Rail - 0.1%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	620,000	568,850	(b)

TOTAL INDUSTRIALS				7,360,113

INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.7%
First Data Corp., Senior Notes	7.000%	12/1/23	2,910,000	2,939,100	(b)
First Data Corp., Senior Secured Notes	6.750%	11/1/20	213,000	224,981	(b)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	750,000	751,875	(b)

Total IT Services				3,915,956

Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology Inc., Senior Notes	5.500%	2/1/25	280,000	221,900

Software - 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	800,000	842,000	(b)
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	380,000	407,550	(b)

Total Software				1,249,550

TOTAL INFORMATION TECHNOLOGY				5,387,406

MATERIALS - 3.9%
Chemicals - 0.9%
Axiall Corp., Senior Notes	4.875%	5/15/23	160,000	151,200
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	4,090,000	3,977,525
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	490,000	382,200
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,067,381	(b)

Total Chemicals				5,578,306

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - 1.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.512%	12/15/19	1,740,000		$1,668,225	(a)(b)
Ball Corp., Senior Notes	5.250%	7/1/25	3,360,000		3,465,000
Graphic Packaging International Inc., Senior Notes	4.875%	11/15/22	960,000		962,400
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,000,000		880,000

Total Containers & Packaging					6,975,625

Metals & Mining - 1.9%
ArcelorMittal, Senior Bonds	6.125%	6/1/25	3,920,000		2,861,600
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,440,000		2,128,900	(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	770,000		808,500	(b)(e)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000		367,030
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	3,650,000		3,549,625
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,850,000		1,812,543

Total Metals & Mining					11,528,198

TOTAL MATERIALS					24,082,129

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.2%
CenturyLink Inc., Senior Notes	5.625%	4/1/20	330,000		325,050
CenturyLink Inc., Senior Notes	5.800%	3/15/22	5,160,000		4,792,350
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,780,000		1,428,450
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	590,000		507,400

Total Diversified Telecommunication Services					7,053,250

Wireless Telecommunication Services - 1.6%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,860,000		1,836,750	(b)
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000		1,642,456
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	970,000		643,838
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	890,000		631,900
Sprint Corp., Senior Notes	7.250%	9/15/21	3,080,000		2,233,000
Sprint Corp., Senior Notes	7.875%	9/15/23	550,000		394,625
Sprint Corp., Senior Notes	7.625%	2/15/25	1,890,000		1,300,556
T-Mobile USA Inc., Senior Notes	6.464%	4/28/19	500,000		518,125
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	850,000		882,938

Total Wireless Telecommunication Services					10,084,188

TOTAL TELECOMMUNICATION SERVICES					17,137,438

UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp., Senior Notes	8.000%	6/1/20	440,000		481,800
AES Corp., Senior Notes	7.375%	7/1/21	960,000		993,600
AES Corp., Senior Notes	5.500%	3/15/24	40,000		36,150
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	629,000		674,602	(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	165,630		159,212

TOTAL UTILITIES					2,345,364

TOTAL CORPORATE BONDS & NOTES (Cost - $175,669,012)					159,582,452

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.6%
Brazil - 0.6%
Federative Republic of Brazil, Notes (Cost - $6,528,002)	6.000%	8/15/50	17,084,956	BRL	3,641,263

SENIOR LOANS - 5.0%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.1%
Schaeffler AG, USD Term Loan B	4.250%	5/15/20	456,923		458,160	(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Distributors - 0.2%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	1,570,707	$1,557,552	(f)(g)

Diversified Consumer Services - 0.1%
McGraw-Hill Global Education Holdings LLC, 2015 Term Loan B	4.750%	3/22/19	447,697	442,940	(f)(g)

Hotels, Restaurants & Leisure - 1.0%
1011778 B.C. Unlimited Liability Co., Term Loan B2	3.750%	12/10/21	755,156	751,537	(f)(g)
Aristocrat Leisure Ltd., Term Loan B	4.750%	10/20/21	938,462	935,724	(f)(g)
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	1,802,292	1,798,538	(f)(g)
Equinox Holdings Inc., Repriced Term Loan B	5.000%	1/31/20	972,657	962,525	(f)(g)
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	1,594,340	1,593,543	(f)(g)

Total Hotels, Restaurants & Leisure				6,041,867

Media - 0.2%
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	1,214,668	1,188,224	(f)(g)

Multiline Retail - 0.3%
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	1,972,330	1,718,700	(f)(g)

Specialty Retail - 0.6%
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	1,974,619	1,956,518	(f)(g)
Party City Holdings Inc., 2015 Term Loan B	4.250%	8/19/22	1,979,924	1,933,727	(f)(g)

Total Specialty Retail				3,890,245

TOTAL CONSUMER DISCRETIONARY				15,297,688

CONSUMER STAPLES - 0.2%
Food Products - 0.2%
AdvancePierre Foods Inc., Term Loan	5.750%	7/10/17	483,754	483,754	(f)(g)
CSM Bakery Solutions LLC, First Lien Term Loan	5.000%	7/3/20	987,365	958,978	(f)(g)

TOTAL CONSUMER STAPLES				1,442,732

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Murray Energy Corp., Term Loan B2	7.500%	4/16/20	358,168	169,682	(f)(g)

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Convatec Inc., USD Term Loan	4.250%	6/15/20	892,837	882,978	(f)(g)

INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.2%
ADS Waste Holdings Inc., Term Loan B2	3.750%	10/9/19	974,503	948,922	(f)(g)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	448,355	434,904	(f)(g)

Total Commercial Services & Supplies				1,383,826

Electrical Equipment - 0.2%
Generac Power Systems Inc., Term Loan B	3.500%	5/31/20	795,000	777,113	(f)(g)

Machinery - 0.2%
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	1,088,861	983,377	(f)(g)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	293,152	244,049	(f)(g)

Total Machinery				1,227,426

TOTAL INDUSTRIALS				3,388,365

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
First Data Corp., Extended 2021 Term Loan	4.427%	3/24/21	750,000	748,008	(f)(g)
First Data Corp., New 2018 Extended Term Loan	3.927%	3/24/18	1,146,234	1,132,930	(f)(g)

TOTAL INFORMATION TECHNOLOGY				1,880,938

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 0.3%
Containers & Packaging - 0.1%
Consolidated Container Co., LLC, New Term Loan	5.000%	7/3/19	740,434		$675,646	(f)(g)

Metals & Mining - 0.2%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	4.250%	6/30/19	1,481,457		1,035,168	(f)(g)

TOTAL MATERIALS					1,710,814

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	2,000,000		1,919,792	(f)(g)
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.500%	6/30/23	1,595,771		1,565,075	(f)(g)

TOTAL TELECOMMUNICATION SERVICES					3,484,867

UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	12/19/16	2,500,000		2,496,875	(f)(g)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	148,172		144,468	(f)(g)

TOTAL UTILITIES					2,641,343

TOTAL SENIOR LOANS (Cost - $32,167,903)					30,899,407

SOVEREIGN BONDS - 16.3%
Brazil - 2.1%
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	3,180,000		2,400,900
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,910,000		2,707,675
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	32,754,000	BRL	7,934,963

Total Brazil					13,043,538

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	500,000		438,750

Indonesia - 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	1,000,000		976,118	(h)

Mexico - 9.0%
United Mexican States, Senior Bonds	8.000%	6/11/20	10,431,100	MXN	638,590
United Mexican States, Senior Bonds	6.500%	6/9/22	203,825,000	MXN	11,774,118
United Mexican States, Senior Bonds	10.000%	12/5/24	352,420,000	MXN	24,883,744
United Mexican States, Senior Bonds	7.750%	11/13/42	195,291,500	MXN	11,904,203
United Mexican States, Senior Notes	3.600%	1/30/25	3,310,000		3,223,112
United Mexican States, Senior Notes	5.550%	1/21/45	3,000,000		3,037,500

Total Mexico					55,461,267

Peru - 0.5%
Republic of Peru, Senior Bonds	6.550%	3/14/37	510,000		590,325
Republic of Peru, Senior Bonds	5.625%	11/18/50	2,520,000		2,608,200

Total Peru					3,198,525

Poland - 3.8%
Republic of Poland, Bonds	3.250%	7/25/25	91,810,000	PLN	23,035,019

Portugal - 0.2%
Republic of Portugal, Notes	5.125%	10/15/24	1,510,000		1,559,830	(b)

Turkey - 0.4%
Republic of Turkey, Senior Notes	4.875%	4/16/43	2,500,000		2,235,975

TOTAL SOVEREIGN BONDS (Cost - $121,178,399)					99,949,022

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.7%
U.S. Government Obligations - 4.7%
U.S. Treasury Bonds	3.000%	5/15/45	27,000,000	$28,306,746
U.S. Treasury Notes	2.000%	8/15/25	300,000	301,933

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $28,408,435)				28,608,679

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS (Cost - $113,913)			4,873	21,159	*(c)(i)

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I (Cost - $818,341)	8.125%		32,991	839,621	(a)

		EXPIRATION DATE	CONTRACTS/ NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
Eurodollar Futures, Call @ $99.50		3/14/16	74	925
U.S. Dollar/British Pound, Put @ $1.42		4/28/16	33,950,000	768,289
U.S. Dollar/Canadian Dollar, Call @ 1.41CAD		2/10/16	28,430,000	374,423

TOTAL PURCHASED OPTIONS (Cost - $923,640)				1,143,637

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $603,096,877)				560,056,384

			SHARES
SHORT-TERM INVESTMENTS - 8.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $51,362,282)	0.194%		51,362,282	51,362,282

TOTAL INVESTMENTS - 99.8% (Cost - $654,459,159#)				611,418,666
Other Assets in Excess of Liabilities - 0.2%				1,053,198

TOTAL NET ASSETS - 100.0%				$612,471,864

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Illiquid security.

(d)	The coupon payment on these securities is currently in default as of January 31, 2016.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
DIP	— Debtor-in-Possession
IO	— Interest Only
MXN	— Mexican Peso
PLN	— Polish Zloty

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Futures, Put (Premiums received - $5,797)	3/14/16	$99.25	74	$463

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant

Notes to Schedule of Investments (unaudited) (continued)

information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$189,237,789	$2,416,175	$191,653,964
Asset-backed securities	—	42,791,294	925,886	43,717,180
Corporate bonds & notes	—	159,582,452	—	159,582,452
Non-U.S. Treasury inflation protected securities	—	3,641,263	—	3,641,263
Senior loans:
Industrials	—	3,144,316	244,049	3,388,365
Utilities	—	2,496,875	144,468	2,641,343
Other senior loans	—	24,869,699		24,869,699
Sovereign bonds	—	99,949,022	—	99,949,022
U.S. government & agency obligations	—	28,608,679	—	28,608,679
Common stocks	—	—	21,159	21,159
Preferred stocks	$839,621	—	—	839,621
Purchased options	925	1,142,712	—	1,143,637

Total long-term investments	$840,546	$555,464,101	$3,751,737	$560,056,384

Short-term investments†	51,362,282	—	—	51,362,282

Total Investments	$52,202,828	$555,464,101	$3,751,737	$611,418,666

Other financial instruments:
Futures contracts	$8,058,077	—	—	$8,058,077
Forward foreign currency contracts	—	$1,298,089	—	1,298,089

Total other financial instruments	$8,058,077	$1,298,089	—	$9,356,166

Total	$60,260,905	$556,762,190	$3,751,737	$620,774,832

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$463	—	—	$463
Futures contracts	1,794,381	—	—	1,794,381
Forward foreign currency contracts	—	$619,579	—	619,579
Centrally cleared credit default swaps on credit indices - sell protection	—	369,113	—	369,113

Total	$1,794,844	$988,692	—	$2,783,536

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,679,328
Gross unrealized depreciation	(47,719,821)

Net unrealized depreciation	$(43,040,493)

At January 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	42	3/17	$10,363,637	$10,406,025	$42,388
Euro-Bobl	359	3/16	51,264,972	51,502,668	237,696
U.S. Treasury 10-Year Notes	14	3/16	1,767,889	1,814,094	46,205
U.S. Treasury Long-Term Bonds	233	3/16	36,734,328	37,520,281	785,953
U.S. Treasury Ultra Long-Term Bonds	822	3/16	129,673,171	136,606,126	6,932,955

					8,045,197

Contracts to Sell:
90-Day Eurodollar	165	3/16	40,896,776	40,992,188	(95,412)
90-Day Eurodollar	1,048	12/16	258,669,607	259,864,700	(1,195,093)
Euro	31	3/16	4,212,799	4,199,919	12,880
U.S. Treasury 5-Year Notes	243	3/16	28,819,390	29,323,266	(503,876)

					(1,781,501)

Net unrealized appreciation on open futures contracts					$6,263,696

At January 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,664,432	EUR	6,091,079	Bank of America N.A.	2/16/16	$63,783
USD	13,147,984	EUR	12,066,577	Citibank N.A.	2/16/16	71,935
USD	320,703	EUR	296,001	Citibank N.A.	2/16/16	(61)
USD	106,454	EUR	98,001	Citibank N.A.	2/16/16	254
USD	323,022	EUR	295,013	Credit Suisse London	2/16/16	3,328
EUR	413,001	USD	437,147	UBS AG London	2/16/16	10,405
USD	808,148	EUR	740,963	UBS AG London	2/16/16	5,197
USD	30,527,790	EUR	28,020,000	Bank of America N.A.	4/12/16	116,197
USD	30,302,999	JPY	3,553,360,000	Bank of America N.A.	4/12/16	897,744
USD	13,292,610	CNY	89,220,000	Barclays Bank PLC	4/12/16	(210,197)
USD	12,136,689	CNY	81,510,000	Barclays Bank PLC	4/12/16	(199,266)
USD	6,629,917	CNY	44,500,000	Barclays Bank PLC	4/12/16	(104,839)
USD	6,653,754	CNY	44,660,000	Barclays Bank PLC	4/12/16	(105,216)
USD	19,066,287	EUR	17,499,954	Barclays Bank PLC	4/12/16	72,658
USD	24,036,447	EUR	22,096,588	Citibank N.A.	4/12/16	53,848
USD	191,610	MXN	3,442,214	Citibank N.A.	4/12/16	2,740

Total						$678,510

Abbreviations used in this table:

CNY	— Chinese Yuan Renminbi
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.HY.25 Index)	$21,440,000	12/20/20	5.000% quarterly	$(55,744)	$274,347	$(330,091)
Chicago Mercantile Exchange (Markit CDX.NA.IG.25 Index)	6,720,000	12/20/20	1.000% quarterly	(5,246)	33,776	(39,022)

Total	$28,160,000			$(60,990)	$308,123	$(369,113)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2016